                                    1933 Act File No. 2-74191
                                    1940 Act File No. 811-3266

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

    Pre-Effective Amendment No.         ............

    Post-Effective Amendment No.   44 _.............        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No.   34   ...........................        X

                FEDERATED GOVERNMENT INCOME SECURITIES, INC.

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower
                            1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
  _ on __________________, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on ______________________, pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.

PROSPECTUS

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April 30, 2004

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

A mutual fund seeking current income by investing primarily in a diversified portfolio of U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 13

How is the Fund Sold? 18

How to Purchase Shares 19

How to Redeem and Exchange Shares 21

Account and Share Information 25

Who Manages the Fund? 26

Legal Proceedings 27

Financial Information 28

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage-backed securities.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities
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  Liquidity Risk. The non-governmental mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class F Shares do not reflect the payments of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class F Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.18%.

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Within the period shown in the bar chart, the Fund's Class F Shares highest quarterly return was 4.89% (quarter ended September 30, 2002). Its lowest quarterly return was (2.17)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, Class C and Class F Shares are reduced to reflect applicable sales charges. Returns Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Class F Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investment objectives, and a blended index comprised of 60% Lehman Brothers Mortgage-Backed Securities Index and 40% Lehman Brothers Government Index (LBMBGS). Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. However, the average returns are reported net of expenses or other fees that the SEC requ ires to be reflected in a fund's performance. The Indexes and average are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	(1.76)%	4.81%	N/A	5.95%
Class B Shares:
Return Before Taxes	(3.34)%	4.65%	N/A	5.82%
Class C Shares:
Return Before Taxes	 0.11%	4.80%	N/A	5.70%
Class F Shares:
Return Before Taxes	 0.88%	5.57%	6.11%	7.00%
Return After Taxes on Distributions[2]	(0.66)%	3.37%	3.60%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares[2]	 0.56%	3.36%	3.60%	 4.23%
ML5T	 2.51%	6.18%	6.25%	N/A
LGUSGFA	 1.30%	5.16%	5.69%	N/A
LBMBGS	 2.79%	6.43%	6.82%	N/A

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1 The Fund's Class A, Class B and Class C Shares start of performance date was August 5, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B, C or F Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.97%[4]	1.97%	1.22%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers of Fund Expenses	0.49%	0.24%	0.24%	0.24%
Total Actual Annual Fund Operating Expenses (after waivers)	0.98%	1.73%	1.73%	0.98%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.51% for the fiscal year ended February 29, 2004.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2004.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, C and F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, C and F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, C and F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$593	$ 894	$1,217	$2,128

Expenses assuming no redemption	$593	$ 894	$1,217	$2,128

Class B:
Expenses assuming redemption	$750	$1,018	$1,262	$2,167

Expenses assuming no redemption	$200	$ 618	$1,062	$2,167

Class C:
Expenses assuming redemption	$398	$ 712	$1,152	$2,373

Expenses assuming no redemption	$298	$ 712	$1,152	$2,373

Class F:
Expenses assuming redemption	$323	$ 583	$ 764	$1,563

Expenses assuming no redemption	$223	$ 483	$ 764	$1,563

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. government securities. The Fund may also invest in investment grade mortgage-backed securities issued by non-governmental issuers. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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The Fund's investment adviser (Adviser) allocates the Fund's portfolio holdings between mortgage-backed securities and U.S. Treasury securities. Mortgage-backed securities generally offer higher relative returns versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage-backed securities while attempting to limit the prepayment risk.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage-backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

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The Adviser selects securities with longer or shorter duration based on its interest rate outlook. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of, or demand for, U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs, and CMOs and other mortgage-backed securities, to attempt to provide a higher-yielding investment with lower sensitivity to fluctuations in interest rates.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage-backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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Because the Fund refers to government income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

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The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Non-Governmental Mortgage-Backed Securities

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Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO).

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The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage related asset-backed securities.

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Mortgage-Related, Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset-backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate and credit risks.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate and credit risks. These transactions may create leverage risks.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

Class C Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

Class F Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Class A Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

The sales charge will be eliminated when you purchase Class F Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  when the Fund's Distributor does not advance payment to the investment professional for your purchase;
  by exchanging shares from the same share class of another Federated fund;
  for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or
  through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More		0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 - $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four Share classes: Class A, Class B, Class C and Class F Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL PROGRAM

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You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A, Class C or Class F Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) on Class B Shares

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You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

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You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

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ADDITIONAL CONDITIONS

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Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since February 2001. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Todd Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Feder ated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are r eviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche, LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79
Income From Investment Operations:
Net investment income	0.34 [1]	0.42 [1]	0.46 [1,2]	0.52	0.50
Net realized and unrealized gain (loss) on investments	(0.06)	0.43	0.07 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.28	0.85	0.53	1.04	0.01

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.51)	(0.52)	(0.52)

Net Asset Value, End of Period	$9.12	$9.23	$8.82	$8.80	$8.28

Total Return[3]	3.13%	9.86%	6.15%	12.91%	0.10%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.70%	4.69%	5.23%[2]	6.05%	5.79%

Expense waiver/reimbursement[4]	0.49%	0.49%	0.48%	0.50%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,407	$77,994	$123,455	$130,829	$106,328

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.73% to 5.23%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.20	$8.80	$8.78	$8.26	$8.78
Income From Investment Operations:
Net investment income	0.27 [1]	0.35 [1]	0.39 [1,2]	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	0.42	0.07 [2]	0.52	(0.50)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.77	0.46	0.97	(0.07)

Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.44)	(0.45)	(0.45)

Net Asset Value, End of Period	$9.10	$9.20	$8.80	$8.78	$8.26

Total Return[3]	2.47%	8.97%	5.38%	12.12%	(0.76)%

Ratios to Average Net Assets:

Expenses	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income	2.95%	3.94%	4.49%[2]	5.30%	5.04%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$132,496	$179,786	$116,734	$75,544	$58,643

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79
Income From Investment Operations:
Net investment income	0.27 [1]	0.35 [1]	0.40 [1,2]	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	0.43	0.06 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.78	0.46	0.97	(0.06)

Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.44)	(0.45)	(0.45)

Net Asset Value, End of Period	$9.13	$9.23	$8.82	$8.80	$8.28

Total Return[3]	2.47%	9.05%	5.37%	12.08%	(0.65)%

Ratios to Average Net Assets:

Expenses	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income	2.95%	3.94%	4.49%[2]	5.30%	5.04%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$33,941	$41,532	$32,997	$19,195	$15,413

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.22	$8.81	$8.79	$8.27	$8.78
Income From Investment Operations:
Net investment income	0.34 [1]	0.42 [1]	0.46 [1,2]	0.52	0.50
Net realized and unrealized gain (loss) on investments	(0.06)	0.43	0.07 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.28	0.85	0.53	1.04	0.01

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.51)	(0.52)	(0.52)

Net Asset Value, End of Period	$9.11	$9.22	$8.81	$8.79	$8.27

Total Return[3]	3.14%	9.88%	6.15%	12.94%	0.10%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.70%	4.69%	5.24%[2]	6.05%	5.79%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$652,529	$750,964	$794,482	$866,574	$955,744

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.74% to 5.24%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated April 30, 2004 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3266

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107


28301 (4/04)


 FEDERATED GOVERNMENT INCOME SECURITIES, INC.
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2004


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS F SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Government
Income Securities, Inc., (Fund), dated April  30, 2004.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

CONTENTS
                               How is the Fund Organized?
                               1
                               Securities in Which the Fund Invests
                               1
                               What Do Shares Cost?                11
                               How is the Fund Sold?
                               12
                               Subaccounting Services
                               15
                               Redemption in Kind
                               15
                               Account and Share Information
                               15
                               Tax Information                     16
                               Who Manages and Provides Services to the
                               Fund?      16
                               How Does the Fund Measure    Performance?
                               25
                               Who is Federated Investors, Inc.?
                               29
                               Financial Information
                               30
                               Addresses                      31
8040406B (4/04)


32

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the State of Maryland on February
4, 1986. The Fund's investment adviser is Federated Investment
Management Company (Adviser).


The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A, Class B, Class C and Class F
Shares (Shares). This SAI relates to all classes of Shares.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some
GSE securities are supported by the full faith and credit of the United
States. These include the Government National Mortgage Association,
Small Business Administration, Farm Credit System Financial Assistance
Corporation, Farmer's Home Administration, Federal Financing Bank,
General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan
Mortgage Corporation, Federal National Mortgage Association, Student
Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.  A Fund treats mortgage -backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages.
The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month.
Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
CMOs reduces the prepayment risks of subsequent classes.

Non-Governmental Mortgage Backed Securities
Non-governmental mortgage backed securities (including non- governmental
CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The
Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). The non- governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset backed securities.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition,
PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs)
and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs.
One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse
Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
Once this happens, holders of Z class CMOs receive all payments and prepayments.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets.
Some derivative contracts (such as futures, forwards and options)
require payments relating to a future trade involving the underlying asset.  Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many  derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of  the contract  except for the price.  Investors  make  payments due under their contracts  through the  exchange.  Most  exchanges  require  investors  to maintain  margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract  make (or collect)
daily  payments  to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors  against potential defaults  by the  counterparty.  Trading  contracts  on an  exchange  also
allows   investors  to  close  out  their   contracts  by  entering   into
offsetting contracts.

For  example,  the Fund could  close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract  to sell the same asset on the same  date.  If the  offsetting  sale price is more than the original  purchase  price,  the Fund  realizes a gain;  if it is less, the  Fund  realizes  a  loss.  Exchanges  may  limit  the  amount  of open contracts  permitted  at any one time.  Such  limits may  prevent the Fund from closing out a position.  If this  happens,  the Fund will be required to keep the contract  open (even if it is losing  money on the  contract), and to make any payments  required  under the contract  (even if it has to sell portfolio  securities at unfavorable  prices to do so).  Inability to close  out a  contract  could  also  harm the Fund by  preventing  it from disposing  of or  trading  any  assets  it has been  using to  secure  its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the
Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the
Fund to credit risks in the event that a counterparty defaults on the contract.

The  Fund may  trade  in the  following  types  of  derivative  contracts, including combinations thereof:


Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund can buy or sell financial futures contracts.

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period.
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option.
  The Fund may:

o     Buy call options on securities and financial futures contracts in anticipation of an increase in value of the underlying asset;
o     Buy put options on securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and
o     Buy or write options to close out existing options positions.
The Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
  The Fund may also write put options on securities and financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset.
In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Hedging
The Fund may engage in hedging transactions using derivative contracts.
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the
Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated
Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo
Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the
Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.
Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a
TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate and credit risks. These transactions may create leverage risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the
Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

o     Prices of fixed income securities rise and fall in response to changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
o     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks
o     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due)
   payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
o     For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
o     Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
o     Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a
   U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks
o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.
   Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Risks Associated with Complex CMOs
o     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks
o     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5%
of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities, and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

For purposes of the above limitations, the Fund considers certificates
of deposit and demand and time deposits issued by a U.S.    branch of a
domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Cash items may include short-term obligations such as:
o     obligations of the U.S. government or its agencies or
   instrumentalities; and
o     repurchase agreements.

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the
Directors, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15%
of the Fund's net assets.

PORTFOLIO TURNOVER

Dollar roll transactions and prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate.
Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the
Fund's investment objective. For the fiscal year ended February 29, 2004, and February 28, 2003, the portfolio turnover rates were 50% and 437%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than
  60    days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund''s net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The
NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:


Quantity Discounts (Class A Shares) and  (Class F Shares)

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases  (Class A Shares) and  (Class F Shares)

If you make an additional purchase of Shares, you can count previous
Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases (Class A Shares) and  (Class F Shares)

You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.


Letter of Intent (Class A Shares) and (Class F Shares)

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120    days, your Share redemption proceeds at
the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy
Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:


o     the Directors, employees and sales representatives of the Fund, the
  Adviser, the Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Purchases Through Omnibus Accounts (Class  C  Shares)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

Reorganizations (Class A Shares)
Class A Shares may be purchased without an initial sales charge by any shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire shares at NAV.

Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the
Fund originally:

o     through the "Liberty Account," an account for Liberty Family of
  Funds shareholders on February  28, 1987 (the Liberty Account and
  Liberty Family of Funds are no longer marketed); or

o     as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling
Shares; the shareholder has already paid a Contingent Deferred Sales
Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no
CDSC will be imposed on redemptions:


o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o     of Shares that represent a reinvestment within 120    days of a
  previous redemption;

o     of Shares held by the Directors, employees, and sales
  representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the
  Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class B Shares Only
o     which are qualifying redemptions of Class B Shares under a
  Systematic Withdrawal Program;

Class F Shares Only
o     representing a total or partial distribution from a qualified plan.
  A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh
  Plan, or a custodial account, following   retirement.

To keep the sales charge as low as possible, the Fund redeems your
Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares held the longest (to determine the number of years your
  Shares have been held, include the time you held shares of other
  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best--efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance")
and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares                Dealer
------------------------------Reallowance
                              as a
Purchase Amount               Percentage of
                              Public
                              Offering Price
Less than $100,000            4.00%
$100,000 but less than        3.25%
$250,000
$250,000 but less than        2.25%
$500,000
$500,000 but less than        1.80%
$1 million
$1 million or greater         0.00%

--------------------------------------------------------------------------

                              Dealer
------------------------------Reallowance
                              as a Percentage
 Class C Shares               of
                              Public Offering
                              Price
All Purchase Amounts          1.00%

ADVANCE COMMISSIONS
--------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

------------------------------------------
                         Advance
                   ------Commission
Purchase Amount          as a Percentage
                         of
                         Public Offering
                         Price
First $1 million -       0.75%
$5 million
Next $5 million -        0.50%
$20 million
Over $20 million         0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
--------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of
Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission.
Certain retirement accounts may not be eligible for this program.

                                          Advance
------------------------------------------Commission
                                          as a Percentage
Class B Shares                            of
                                          Public Offering
                                          Price
All Purchase Amounts                      Up to 5.50%

--------------------------------------------------------------------------

                                           Advance
-------------------------------------------Commission
                                           as a Percentage
Class C Shares                             of
                                           Public Offering
                                           Price
All Purchase Amounts                       1.00%

--------------------------------------------------------------------------

Class F Shares

                         Advance Commission
----------------------   as a Percentage
                         of
Purchase Amount          Public Offering
                         Price
Less than $2 million     1.00%
$2million -but less      0.50%
than $5 million
$5 million or greater    0.25%

RULE 12B-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES)
--------------------------------------------------------------------------
As a compensation-type plan, the Rule    12b-1 Plan is designed to pay
the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing
incentives to investment professionals to sell Shares.   The Rule 12b-1
Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule  12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the
marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Federated and its subsidiaries may benefit from arrangements where the
Rule    12b-1 Plan fees related to Class B Shares may be paid to third parties who have commissions provided the funds to make advance commission payments to investment professionals.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.

In addition to these supplemental payments, an investment professional may also receive payment under the Rule 12b-1 Plan and/or Service Fees.


 SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or
in part by a distribution of the Fund's portfolio    securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.
In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the
Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Fund''s outstanding Shares.


As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Class A Shares:
MLPF&S, Jacksonville, FL, owned approximately 1,396,052 Shares
(22.82%) and Edward Jones & Co, Maryland Heights, MO, owned
approximately 587,924 Shares (9.61%).

As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Class B Shares:
Citigroup Global Markets Inc., New York, NY, owned approximately
1,878,821 Shares (13.14%) and MLPF&S, Jacksonville, FL, owned approximately 1.078,433 Shares.

As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Class C Shares:
MLPF&S, Jacksonville, FL, owned approximately 1,549,823 Shares
(41.88%) and Bank One Securities Corp., Columbus, OH, owned approximately
330,067 Shares (8.92%).

As of  April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Class F Shares:
MLPF&S, Jacksonville, FL, owned approximately 24,537,135 Shares
(34.56%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.


The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of April 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C and F Shares.


INTERESTED DIRECTORS BACKGROUND AND COMPENSATION


Name                                                         Total
Birth Date        -------------------------------------------Compensation
Address                                          Aggregate   From Fund
Positions Held                                   Compensation and
with Fund          Principal Occupation(s) for   From Fund   Federated
Date Service Began Past Five Years, Other        (past       Fund Complex
                   Directorships Held and        fiscal      (past
                   Previous Position(s)          year)       calendar
                                                             year)
                   Principal Occupations:        $0          $0
John F. Donahue*   Officer Chairman and
Birth Date: July   Director or Trustee of the
28, 1924           Federated Fund Complex;
CHAIRMAN AND       Chairman and Director,
DIRECTOR           Federated Investors, Inc.
Began serving:     -----------------------------
September 1981
                   Previous Positions: Trustee,
                   Federated Investment
                   Management Company and
                   Chairman and Director,
                   Federated Investment
                   Counseling.

                   Principal Occupations:        $0          $0
J. Christopher     orPrincipal Executive
Donahue*           ViceOfficer and President of
Birth Date: April  the Federated Fund Complex;
11, 1949           Director or Trustee of some
PRESIDENT AND      of the Funds in the
DIRECTOR           Federated Fund Complex;
Began serving:     President, Chief Executive
January 2000       Officer and Director,
                   Federated Investors, Inc.;
                   OfficerChairman and Trustee,
                   Federated Investment
                   Management Company; Trustee,
                   Federated Investment
                   Counseling; OfficerChairman
                   and Director, Federated
                   Global Investment Management
                   Corp.; Chairman, Federated
                   Equity Management Company of
                   Pennsylvania, Passport
                   Research, Ltd. and Passport
                   Research II, Ltd.; Trustee,
                   Federated Shareholder
                   Services Company; Director,
                   Federated Services Company.

                   Previous PositionPositions:
                   President, Federated
                   Investment Counseling;
                   President and Chief
                   Executive Officer, Federated
                   Investment Management
                   Company, Federated Global
                   Investment Management Corp.
                   and Passport Research, Ltd.

                   Principal Occupations:        $1,591.72   $148,500
Lawrence D.        Director or Trustee of the
Ellis, M.D.*       Federated Fund Complex;
Birth Date:        Professor of Medicine,
October 11, 1932   University of Pittsburgh;
3471 Fifth Avenue  Medical Director, University
Suite 1111         of Pittsburgh Medical Center
Pittsburgh, PA     Downtown; Hematologist,
DIRECTOR           Oncologist and Internist,
Began serving:     University of Pittsburgh
August 1987        Medical Center.

                   Other Directorships Held:
                   Member, National Board of
                   Trustees, Leukemia Society
                   of America.

                   Previous Positions: Trustee,
                   University of Pittsburgh;
                   Director, University of
                   Pittsburgh Medical Center
                   Medical Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name                                                         Total
Birth Date        -------------------------------------------Compensation
Address                                          Aggregate   From Fund
Positions Held                                   Compensationand
with Fund          Principal Occupation(s) for   From Fund   Federated
Date Service Began Past Five Years, Other        (past       Fund Complex
                   Directorships Held and        fiscal      (past
                   Previous Position(s)          year)       calendar
                                                             year)
                   Principal Occupation:         $1,750.89   $163,350
Thomas G. Bigley   Director or Trustee of the
Birth Date:        Federated Fund Complex.
February 3, 1934
15 Old Timber      Other Directorships Held:
Trail              Director, Member of
Pittsburgh, PA     Executive Committee,
DIRECTOR           Children's Hospital of
Began serving:     Pittsburgh; Director,
November 1994      University of Pittsburgh.

                   Previous Position: Senior
                   Partner, Ernst & Young
                   LLP.

                   Principal Occupations:        $1,750.89   $163,350
John T. Conroy,    Director or Trustee of the
Jr.                Federated Fund Complex;
Birth Date: June   Chairman of the Board,
23, 1937           Investment Properties
Grubb &        Corporation; Partner or
Ellis/Investment   Trustee in private real
Properties         estate ventures in Southwest
Corporation        Florida.
3838 North
Tamiami Trail      Previous Positions:
Suite 402          President, Investment
Naples, FL         Properties Corporation;
DIRECTOR           Senior Vice President, John
Began serving:     R. Wood and Associates,
August 1991        Inc., Realtors; President,
                   Naples Property Management,
                   Inc. and Northgate Village
                   Development Corporation.

                   Principal Occupation:         $1,750.89   $163,350
Nicholas P.        Director or Trustee of the
Constantakis       Federated Fund Complex.
Birth Date:
September 3, 1939  Other Directorships Held:
175 Woodshire      Director and Member of the
Drive              Audit Committee, Michael
Pittsburgh, PA     Baker Corporation
DIRECTOR           (engineering and energy
Began serving:     services worldwide).
February 1998
                   Previous Position: Partner,
                   Andersen Anderson Worldwide
                   SC.

                   Principal Occupation:         $,591.72    $148,500
John F.            Director or Trustee of the
Cunningham         Federated Fund Complex.
Birth Date: March
5, 1943            Other Directorships Held:
353 El Brillo Way  Chairman, President and
Palm Beach, FL     Chief Executive Officer,
DIRECTOR           Cunningham & Co., Inc.
Began serving:     (strategic business
January 1999       consulting); Trustee
                   Associate, Boston College.

                   Previous Positions:
                   Director, Redgate
                   Communications and EMC
                   Corporation (computer
                   storage systems); Chairman
                   of the Board and Chief
                   Executive Officer, Computer
                   Consoles, Inc.; President
                   and Chief Operating Officer,
                   Wang Laboratories; Director,
                   First National Bank of
                   Boston; Director, Apollo
                   Computer, Inc.

                   Principal Occupation:         $1,591.72   $148,500
Peter E. Madden    Director or Trustee of the
Birth Date: March  Federated Fund Complex;
16, 1942           Management Consultant.
One Royal Palm
Way                Other Directorships Held:
100 Royal Palm     Board of Overseers, Babson
Way                College.
Palm Beach, FL
DIRECTOR           Previous Positions:
Began serving:     Representative, Commonwealth
August 1991        of Massachusetts General
                   Court; President, State
                   Street Bank and Trust
                   Company and State Street
                   Corporation (retired);
                   Director, VISA USA and VISA
                   International; Chairman and
                   Director, Massachusetts
                   Bankers Association;
                   Director, Depository Trust
                   Corporation; Director, The
                   Boston Stock Exchange.

                   Principal Occupations:        $1,750.89   $163,350
Charles F.         Director or Trustee of the
Mansfield, Jr.     Federated Fund Complex;
Birth Date: April  Management Consultant;
10, 1945           Executive Vice President,
80 South Road      DVC Group, Inc. (marketing,
Westhampton        communications and
Beach, NY          technology) (prior to
DIRECTOR           9/1/00).
Began serving:
January 1999       Previous Positions: Chief
                   Executive Officer, PBTC
                   International Bank; Partner,
                   Arthur Young & Company
                   (now Ernst & Young LLP);
                   Chief Financial Officer of
                   Retail Banking Sector, Chase
                   Manhattan Bank; Senior Vice
                   President, HSBC Bank USA
                   (formerly, Marine Midland
                   Bank); Vice President,
                   Citibank; Assistant
                   Professor of Banking and
                   Finance, Frank G. Zarb
                   School of Business, Hofstra
                   University.

John E. Murray,    Principal Occupations:         $1,910.07  $178,200
Jr., J.D., S.J.D.  Director or Trustee of the
Birth Date:        Federated Fund Complex;
December 20, 1932  Chancellor and Law
Chancellor,        Professor, Duquesne
Duquesne           University; Partner, Murray,
University         Hogue & Lannis.
Pittsburgh, PA
DIRECTOR           Other Directorships Held:
Began serving:     Director, Michael Baker
February 1995      Corp. (engineering,
                   construction, operations and
                   technical services).

                   Previous Positions:
                   President, Duquesne
                   University; Dean and
                   Professor of Law, University
                   of Pittsburgh School of Law;
                   Dean and Professor of Law,
                   Villanova University School
                   of Law.

                   Principal Occupations:         $1,591.72  $148,500
Marjorie P. Smuts  Director or Trustee of the
Birth Date: June   Federated Fund Complex;
21, 1935           Public Relations/ Marketing
4905 Bayard        Consultant/Conference
Street             Coordinator.
Pittsburgh, PA
DIRECTOR           Previous Positions: National
Began serving:     Spokesperson, Aluminum
February 1984      Company of America;
                   television producer;
                   President, Marj Palmer
                   Assoc.; Owner, Scandia Bord.

                   Principal Occupations:         $1,591.72  $148,500
John S. Walsh      Director or Trustee of the
Birth Date:        Federated Fund Complex;
November 28, 1957  President and Director, Heat
2604 William       Wagon, Inc. (manufacturer of
Drive              construction temporary
Valparaiso, IN     heaters); President and
DIRECTOR           Director, Manufacturers
Began serving:     Products, Inc. (distributor
January 1999       of portable construction
                   heaters); President,
                   Portable Heater Parts, a
                   division of Manufacturers
                   Products, Inc.

                   Previous Position: Vice
                   President, Walsh &
                   Kelly, Inc.

--------------------------------------------------------------------------

OFFICERS**

Name
Birth Date               -------------------------------------------------
Address
Positions Held with Fund
-------------------------
Date Service Began        Principal Occupation(s) and Previous Position(s)

                          Principal Occupations: Executive Vice President
John W. McGonigle         and Secretary of the Federated Fund Complex;
Birth Date: October 26,   Executive Vice President, Secretary and
1938                      Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY             Previous Positions: Trustee, Federated
Began serving: September  Investment Management Company and Federated
1981                      Investment Counseling; Director, Federated
                          Global Investment Management Corp., Federated
                          Services Company and Federated Securities Corp.

                          Principal Occupations: Principal Financial
Richard J. Thomas         Officer and Treasurer of the Federated Fund
Birth Date: June 17,      Complex; Senior Vice President, Federated
1954                      Administrative Services.
TREASURER
Began serving: November   Previous Positions: Vice President, Federated
1998                      Administrative Services; held various
                          management positions within Funds Financial
                          Services Division of Federated Investors, Inc.

                          Principal Occupations: President Vice Chairman
Richard B. Fisher         or Vice President of some of the Funds in the
Birth Date: May 17, 1923  Federated Fund Complex; Vice Chairman,
VICE CHAIRMAN             Federated Investors, Inc.; Chairman, Federated
Began serving: August     Securities Corp.
2002
                          Previous Positions: President and Director or
                          Trustee of some of the Funds in the Federated
                          Fund Complex; Executive Vice President,
                          Federated Investors, Inc. and Director and
                          Chief Executive Officer, Federated Securities
                          Corp.

                          Principal Occupations: Chief Investment Officer
William D. Dawson, III    of this Fund and various other Funds in the
Birth Date: March 3,      Federated Fund Complex; Executive Vice
1949                      President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER  Federated Investment Management Company and
Began serving: November   Passport Research, Ltd.
1998
                          Previous Positions: Executive Vice President
                          and Senior Vice President, Federated Investment
                          Counseling Institutional Portfolio Management
                          Services Division; Senior Vice President,
                          Federated Investment Management Company and
                          Passport Research, Ltd.

                          Susan M. Nason has been the Fund's Portfolio
Susan M. Nason            Manager since February 2001. She is Vice
Birth Date: August 29,    President of the Fund. Ms. Nason joined
1961                      Federated in 1987 and has been a Senior
VICE PRESIDENT            Portfolio Manager and Senior Vice President of
Began serving: May 2003   the Fund's Adviser since 1997. Ms. Nason served
                          as a Portfolio Manager and Vice President of
                          the Adviser from 1993 to 1997. Ms. Nason is a
                          Chartered Financial Analyst and received her
                          M.S.I.A. concentrating in Finance from Carnegie
                          Mellon University.

--------------------------------------------------------------------------

**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania,
since May  12, 2000. Mr.  John E. Murray, Jr., an Independent Director
of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August  15, 2001. It should be noted that Mr.  Donahue abstains on any matter that comes before Duquesne's Board that affects Mr.  Murray personally.

COMMITTEES OF THE BOARD

Board                                                            Meetings
Committee  ------------------------------------------------------Held
-------  Committee                                               During
         Members          Committee Functions                    Last
                                                                 Fiscal
                                                                 Year
Executive                 In between meetings of the full        One
         John F.          Board, the Executive Committee
         Donahue          generally may exercise all the
         John E.          powers of the full Board in the
         Murray, Jr.,     management and direction of the
         J.D., S.J.D.     business and conduct of the affairs
                          of the Corporation in such manner as
                          the Executive Committee shall deem
                          to be in the best interests of the
                          Corporation. However, the Executive
                          Committee cannot elect or remove
                          Board members, increase or decrease
                          the number of Directors, elect or
                          remove any Officer, declare
                          dividends, issue shares or recommend
                          to shareholders any action requiring
                          shareholder approval.

Audit                     The Audit Committee reviews and        Three
         Thomas G.        recommends to the full Board the
         Bigley           independent auditors to be selected
         John T.          to audit the Fund'`s financial
         Conroy, Jr.      statements; meets with the
         Nicholas P.      independent auditors periodically to
         Constantakis     review the results of the audits and
         Charles F.       reports the results to the full
         Mansfield, Jr.   Board; evaluates the independence of
                          the auditors, reviews legal and
                          regulatory matters that may have a
                          material effect on the financial
                          statements, related compliance
                          policies and programs, and the
                          related reports received from
                          regulators; reviews the Fund'`s
                          internal audit function; reviews
                          compliance with the Fund'`s code of
                          conduct/ethics; reviews valuation
                          issues; monitors inter-fund lending
                          transactions; reviews custody
                          services and issues and investigates
                          any matters brought to the
                          Committee's attention that are
                          within the scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 20022003
--------------------------------------------------------------------------
                                         Aggregate
--------------------------------------      Dollar
                                          Range of
                        Dollar Range        Shares
Interested                        of      Owned in
Board Member Name       Shares Owned     Federated
                             in Fund     Family of
                                        Investment
                                         Companies
John F. Donahue                 None          Over
                                          $100,000
J. Christopher                  None          Over
Donahue                                   $100,000
Lawrence D. Ellis,      $1 - $10,000          Over
M.D.                                      $100,000

Independent
Board Member Name    -

Thomas G. Bigley                None          Over
                                          $100,000
John T. Conroy, Jr.             None          Over
                                          $100,000
Nicholas P.                     None          Over
Constantakis                              $100,000
John F. Cunningham              None          Over
                                          $100,000
Peter E. Madden                 None          Over
                                          $100,000
Charles F.                      None     $50,001 -
Mansfield, Jr.                            $100,000
John E. Murray, Jr.,                          Over
J.D., S.J.D.         -          None      $100,000

Marjorie P. Smuts     $10,001-$50,000         Over
                                          $100,000
John S. Walsh               $00.00 -          Over
                              $00.00      $100,000
--------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance; the
Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by
Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.


The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain
electronic equipment and software to institutional customers in    order
to facilitate the purchase of Fund Shares offered by the    Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities;
and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients'
interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired
Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The
Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and
IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such
Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy
Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an
Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.
If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the
Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's
Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the
Adviser (or an affiliate) acts as an investment adviser, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Company
FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum                Average Aggregate
Administrative Fee     Daily
                       Net Assets of the
                       Federated Funds
0.150 of 1%            on the first $5
                       billion
0.125 of 1%            on the next $5 billion
0.100 of 1%            on the next $10
                       billion
0.075 of 1%            on assets of over $20
                       billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.
Company FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------

Company FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Company FSSC, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditors for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended       2004             2003        2002
February 29
Advisory Fee Earned      $7,199,026       $7,696,163  $8,085,138
Advisory Fee             $2,284,851       $2,413,837  $2,389,142
Reduction
Advisory Fee             $17,525          $60,906     $55,991
Reimbursement
Brokerage                $0               $0          $0
Commissions
Administrative Fee       $724,779         $771,669    $811,397
12b-1 Fee:
 Class A Shares          $0               --          --
 Class B Shares          $1,181,542       --          --
 Class C Shares          $287,659         --          --
Shareholder Services
Fee:
 Class A Shares          $159,983         --          --
 Class B Shares          $393,847         --          --
  Class C Shares         $95,887          --          --
  Class F Shares         $1,735,959       --          --
--------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE    PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard
methods for calculating performance applicable to all    mutual funds.
The SEC also permits this standard performance information to be
accompanied by non-standard performance    information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended February 29, 2004.

Yield is given for the 30-day period ended February 29, 2004.

                                                  Start of
--------------------------------------------------Performance-on----------------------------------------------------------
                                                  8/5/1996
                    30-Day       1 Year   5
                    Period                Years
Class A Shares:
Total Return
  Before Taxes      NA           (1.46%)  5.37%   6.04%
  After Taxes on    NA           (2.92%)  3.20%   3.70%
  Distributions
  After Taxes on
  Distributions  ---NA           (2.08%)  3.21%   3.67%
  and Sale of
  Shares
Yield               3.32%        NA       NA      NA
-------------------------------------------------------------------

--------------------------------------------------------------------------
                                                  Start of
--------------------------------------------------Performance-on----------------------------------------------------------
                                                  8/5/1996
                    30-Day       1 Year   5
                    Period                Years
Class B Shares:
Total Return
  Before Taxes      NA           (2.97%)  5.21%   5.90%
  After Taxes on    NA           (4.23%)  3.31%   3.85%
  Distributions
  After Taxes on                 (3.25%)  3.25%   3.75%
  Distributions  ---NA
   and Sale of
  Shares
Yield               2.73%        NA       NA      NA

Yield                          3.97%

--------------------------------------------------------------------------
                                                  Start of
--------------------------------------------------Performance-on----------------------------------------------------------
                                                  8/5/1996
                    30-Day       1 Year   5
                    Period                Years
Class C Shares:
Total Return
  Before Taxes      NA           0.50%    5.35%   5.78%
  After Taxes on    NA           (0.75%)  3.48%   3.74%
  Distributions
  After Taxes on
  Distributions  ---NA           (0.29%)  3.39%   3.65%
  and Sale of
  Shares
Yield               2.70%        NA       NA      NA
-------------------------------------------------------------------

--------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                    30-Day       1 Year   5      10
                    Period                Years  Years
Class F Shares:
Total Return
  Before Taxes      NA           1.16%    6.13%  6.29%
  After Taxes on    NA           (0.36%)  3.94%  3.80%
  Distributions
  After Taxes on
  Distributions  ---NA           0.11%    3.85%  3.77%
  and Sale of
  Shares
Yield               3.44%        NA       NA     NA
-------------------------------------------------------

--------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period.
The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by
Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:


o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

Lehman Brothers Mortgage Backed Securities Index
The Lehman Brothers Mortgage Backed Securities Index is an unmanaged index composed of a universe of fixed rate securities backed by mortgage pools of Government National Mortgage Association (GNMA), Federal Home
Loan Mortgage Corporation (FHLMC), and Federal National Mortgage
Association (FNMA) including GNMA Graduated Payment Mortgages.

Lehman Brothers Government (Long-Term) Index
An index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

Lehman Brothers Mortgage Backed Securities Index/ Lehman Brothers
Government Index
A blended index comprised of 60% Lehman Brothers Mortgage Backed
Securities Index, and 40% Lehman Brothers Government Index.

The Merrill Lynch Taxable Bond Indices
The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

Merrill Lynch 5-10 Year Treasury Index
An unmanaged index tracking U.S. Treasury securities with maturities of
5 and 9.99 years. The index is produced by Merrill Lynch, Pierce, Fenner
& Smith, Inc.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than
1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment    decisions.    Federated
investment  products have a history of  competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions   and
individual investors.

Federated's  disciplined  investment  selection process is rooted in sound
methodologies   backed  by   fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend  solely on the skill of a single  portfolio  manager.  It is a fusion  of  individual talents and  state-of-the-art  industry tools and  resources.  Federated's investment  process  involves  teams of portfolio  managers and  analysts, and  investment  decisions  are  executed by traders who are  dedicated to specific  market  sectors  and who handle  trillions  of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31,2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,
Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including
The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of December 31, 2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.
Federated''s value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December  31, 2003, Federated managed 11 money market funds and 94 bond funds with assets
approximating $61.7 billion and $3.4 billion, respectively.
Federated''s corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7
mortgage backed, 3 multi-sector government funds, 4    government/agency
and 19 government money market mutual funds, with assets approximating
$4.9    billion, $0.9    billion, $2.9    billion and $56.2    billion,
respectively. Federated trades approximately $90.4    billion in
U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short-
and intermediate-term government markets since 1982 and currently
manages approximately $50    billion in government funds within these
maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31 ,2003, Federated managed
$136.2    billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets
approximating $56.2    billion, $59.4    billion, $20.6    billion and
$173.9    million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson
III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately
8,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--have Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended February
29, 2004, are incorporated herein by reference to the Annual Report to
Shareholders of Federated Government Income Securities, Inc., dated
February 29, 2004.


ADDRESSES

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.  OTHER INFORMATION.

Item 23.   Exhibits:

            (a) (i)       Conformed copy of Amended and Restated
                          Articles of Incorporation of the
                          Registrant; (17)
                (ii)      Certificate of Correction to Amended and
                          Restated Articles of Incorporation of the
                          Registrant 10/96; (17)
                (iii)     Certificate of Correction to Amended and
                          Restated Articles of Incorporation of the
                          Registrant 4/97; (17)
            (b) (i)       Copy of Amendment No. 2 to the By-Laws of
                          the Registrant; (6)
                (ii)      Copy of Amendment No. 3 to the By-Laws of
                          the Registrant; (17)
                (iii)     Copy of Amendment No. 4 to the By-Laws of
                          the Registrant; (17)
                (iv)      Copy of Amendment No. 5 to the By-Laws of
                          the Registrant; (17)
(v)   Copy of Amendment No. 6 to the By-Laws of the Registrant; (19)
(vi)  Copy of Amendment No. 7 to the By-Laws of the Registrant; (+)
           (c)  (i)       Copy of Specimen Certificates for Shares
                          of Capital Stock for Class A, Class B,
                          and Class C Shares of the Registrant; (15)
                (ii)      Copy of Specimen Certificate for Shares
                          of Capital Stock for Class F Shares of
                          the Registrant; (15)
           (d)  (i)       Conformed copy of Investment Advisory
                          Contract of the Registrant; (8)
                (ii)      Conformed copy of Amendment to Investment
                          Advisory Contract between Federated
                          Government Income Securities, inc. and
                          Federated Investment Management Company;
                          (18)
           (e)  (i)       Conformed copy of Distributor's Contract
                          of the Registrant including Exhibit A;
                          (15)
                (ii)      Conformed copy of Exhibit B to the
                          Distributor's Contract; (15)
                (iii)     Conformed copy of Exhibit C to the
                          Distributor's Contract; (15)
                (iv)      Conformed copy of Exhibit D to the
                          Distributor's Contract; (15)
                (v)       Conformed copy of Distributor's Contract
                          (Class B Shares) including Exhibit 1 and
                          Schedule A; (16)
                (vi)      Copy of Schedule B and Exhibit 1 to
                          Distributor's Contract (Class B Shares);
                          (19)
                (vii)     Conformed copy of Amendment to
                          Distributor's Contract between Federated
                          Government Income Securities, Inc. and
                          Federated Securities, Corp. (18)
                (viii)    Conformed copy of Amendment to
                          Distributor's Contract between Federated
                          Funds with Class B Shares and Federated
                          Securities Corp. (18)
(ix)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                          Agreement; Mutual Funds Service
                          Agreement; and Plan Trustee/Mutual Funds
                          Service Agreement from Item 24 (b) 6 of
                          the Cash Trust Series II Registration
                          Statement on Form N-1A filed with the
                          Commission on July 24, 1995. (File Nos.
                          33-38550 and 811-6269).
(x)   Amendment to Distributor's Contract between Federated Funds and
                          Federated Securities Corp. (+)
           (f)            Not applicable;

           (g)  (i)       Conformed copy of Custodian Agreement of
                          the Registrant; (12)
                (ii)      Conformed copy of Domestic Custody Fee
                          Schedule; (16)
                (iii)     Conformed copy of Amendment to Custodian
                          Agreement of the Registrant; (19)
           (h)  (i)       Conformed copy of Amended and Restated
                          Agreement for Fund Accounting Services,
                          Administrative Services, Transfer Agency
                          Services, and Custody Services
                          Procurement; (19)
                (ii)      Conformed copy of Amendment to Agreement
                          for Fund Accounting Services.
                          Administrative Services, Transfer Agency
                          Services, and Custody Services
                          Procurement between Federated Investment
                          Companies and Federated Services Company;
                          (18)
                (iii)     The Registrant hereby incorporates the
                          conformed copy of the Second Amended and
                          Restated Services Agreement from Item 23
                          (h)(v) of the Investment Series Funds,
                          Inc. Registration Statement on Form N-1A,
                          filed with the Commission on April __,
                          2004. (File Nos. 33-41004 and 811-6307).
                (iv)      Conformed copy of Principal Shareholder
                          Servicer's Agreement (Class B Shares)
                          including Exhibit 1 and Schedule A; (16)
                (v)       Copy of Schedule B and Exhibit 1 to
                          Principal Shareholder Servicer's
                          Agreement (Class B Shares); (19)
                (vi)      Conformed copy of Shareholder Services
                          Agreement (Class B Shares) including
                          Exhibit 1 and Schedule A; (16)
                (vii)     The responses described in Item 23 (e)
                          (ix) are hereby incorporated by reference.
           (i)            Conformed copy of Opinion and Consent of
                          Counsel as to Legality of Shares Being
                          Registered; (12)
           (j)            Conformed copy of Consent of Independent
                          Auditors; (+)
           (k)            Not applicable;
           (l)            Conformed copy of Initial Capital
                          Understanding; (12)
           (m)  (i)       Conformed copy of Distribution Plan,
                          including Exhibits A, B and C; (16)
                (ii)      Conformed copy of Exhibit 1 and Schedule
                          A to the 12b-1 Distribution Plan (Class B
                          Shares) of the Registrant; (16)
           (n)            The Registrant hereby incorporates the
                          conformed copy of the Multiple Class Plan
                          from Item (n) of the Federated GNMA Trust
                          Registration Statement on Form N-1A,
                          filed with the Commission on March 29,
                          2004. (File Nos. 2-45670 and 811-3375).
            (o) (i)       Power of Attorney of the Registrant; (16)
                (ii)      Power of Attorney of Chief Investment
                          Officer of the Registrant, (17)
                (iii)     Power of Attorney of Treasurer of the
                          Registrant; (17)
                (iv)      Power of Attorney of Director of the
                          Registrant; (17)
                (v)       Power of Attorney of Director of the
                          Registrant; (17)
                (vi)      Power of Attorney of Director of the
                          Registrant; (17)
                (vii)     Power of Attorney of President and Vice
                          Chairman of the Registrant; (19)

           (p)            The Registrant hereby incorporates the
                          conformed copy of the Code of Ethics for
                          Access Person from Item 23 (p) of the
                          Money Market Obligations Trust
                          Registration Statement on Form N-1A filed
                          with the Commission on February 26, 2004.
                          (File Nos. 33-31602 and 811-5950).

__________
+     All exhibits have been filed electronically
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed April 22,
      1988.  (File Nos. 2-74191 and 811-3266)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed February
      26, 1990.  (File Nos. 2-74191 and 811-3266)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed April 20,
      1995.  (File Nos. 2-74191 and 811-3266)
15.   Response is incorporated by reference to Registrant's
      Port-Effective Amendment No. 36 on Form N-1A filed April 29,
      1997. (File Nos. 2-74191 and 811-3266)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed April 28,
      1998.  (File Nos. 2-74191 and 811-3266)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed February
      26, 1999.  (File Nos. 2-74191 and 811-3266)
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 42 on Form N-1A filed April 26,
      2002.  (File Nos. 2-74191 and 811-3266)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 43 on Form N-1A filed April 29,
      2003.  (File Nos. 2-74191 and 811-3266)

Item 24.   Persons Controlled by or Under Common Control with
           Registrant:

           None

Item 25.   Indemnification:  (1)

___________________
1.    Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 1 on Form N-1A filed December 28,
      1981.  (File Nos. 2-74191 and 811-3266)

Item 26.   Business and Other Connections of Investment Adviser:
           For a description of the other business of the investment
           adviser, see the section entitled "Who Manages the Fund?" in
           Part A. The affiliations with the Registrant of four of the
           Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The remaining
           Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
           Financial Officer, Federated Investors, Inc.), 1001 Liberty
           Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
           principal of the firm, Mark D. Olson & Company, L.L.C. and
           Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
           Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Vice Chairman:                                 William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A. Cunningham,
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                               Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone,Jr
..                                         Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          Gina Jacobs
                                          William R. Jamison
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
Vice Presidents:                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
           Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:
           (a)  Federated Securities Corp. the Distributor for
                shares of the Registrant, acts as principal
                underwriter for the following open-end investment
                companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II;
                Federated Adjustable Rate Securities Fund; Federated
                American Leaders Fund, Inc.; Federated Core Trust;
                Federated Core Trust II, L.P.; Federated Equity
                Funds; Federated Equity Income Fund, Inc.; Federated
                Fixed Income Securities, Inc.; Federated GNMA Trust;
                Federated Government Income Securities, Inc.;
                Federated High Income Bond Fund, Inc.; Federated
                High Yield Trust; Federated Income Securities Trust;
                Federated Income Trust; Federated Index Trust;
                Federated Institutional Trust; Federated Insurance
                Series; Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.; Federated
                Limited Duration Government Fund, Inc.; Federated
                Managed Allocation Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated Municipal
                Securities Fund, Inc.; Federated Municipal
                Securities Income Trust; Federated Premier
                Intermediate Municipal Income Fund; Federated
                Premier Municipal Income Fund; Federated Short-Term
                Municipal Trust; Federated Stock and Bond Fund,
                Inc.; Federated Stock Trust; Federated Total Return
                Government Bond Fund; Federated Total Return Series,
                Inc.; Federated U.S. Government Bond Fund; Federated
                U.S. Government Securities Fund: 1-3 Years;
                Federated U.S. Government Securities Fund: 2-5
                Years; Federated World Investment Series, Inc.;
                Intermediate Municipal Trust; Edward Jones Money
                Market Fund; Money Market Obligations Trust; Regions
                Morgan Keegan Select Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________
Chairman:                 Richard B. Fisher    Vice Chairman

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________
Vice Presidents:          Paul Uhlman
                          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
Vice Presidents:          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Rick A. DiBernardo
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrell
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________
Vice Presidents:          Josh Rasmussen
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Brian F. Paluso
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

(c)   Not applicable

Item 28.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                Reed Smith LLP
                          Investment Management Group (IMG)
                          Federated Investors Tower
                          12th Floor
                          1001 Liberty Avenue
                          Pittsburgh, PA 15222-3779

                          (Notices should be sent to Agent for Service at
the above address)

                          Federated Investors Funds
                          5800 Corporate Drive
                          Pittsburgh, PA 15237-7000

Federated Shareholder Services                 P.O. Box 8600
Company ("Transfer Agent and Dividend          Boston, MA  02266-8600
Disbursing Agent")

Federated Services Company                     Federated Investors Tower
("Administrator")         1001 Liberty Avenue
                          Pittsburgh, PA 15222-3779

Federated Investment Management                Federated Investors Tower
Company  ("Adviser")      1001 Liberty Avenue
                          Pittsburgh, PA 15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")             Boston, MA 02266-8600

Item 29.                  Management Services:  Not applicable.

Item 30.    Undertakings:

Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED GOVERNMENT
INCOME SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 29th day of April, 2004.

               FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                         BY: /s/ Daniel M. Miller
                             Daniel M. Miller
                            Assistant Secretary
                              April 29, 2004

Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                      TITLE                DATE
By: Daniel M. Miller      Attorney In Fact     April 29, 2004
Daniel M. Miller          For the Persons
ASSISTANT SECRETARY       Listed Below

NAME                      TITLE

John F. Donahue*          Chairman and Director

J. Christopher Donahue*   President and Director
                          (Principal Executive Officer)

Richard B. Fisher*        Vice Chairman

William D. Dawson III*    Chief Investment Officer

John W. McGonigle*        Executive Vice President and Secretary

Richard J. Thomas*        Treasurer (Principal Financial Officer)

Thomas G. Bigley*         Director

John T. Conroy, Jr.*      Director

Nicholas P. Constantakis* Director

John F. Cunningham*       Director

Lawrence D. Ellis, M.D.*  Director

Peter E. Madden*          Director

Charles F. Mansfield, Jr.*                     Director

John E. Murray, Jr., J.D., S.J.D.*             Director

Marjorie P. Smuts*        Director

John S. Walsh*            Director

* By Power of Attorney